DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS - Settlements of Collateralized Indebtedness (Details) $ in Thousands	1 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2017	Jan. 31, 2017 shares	Jun. 20, 2016 USD ($) shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Derivative [Line Items]
Number of shares (in shares) | shares		5,337,750		21,477,618		5,337,750
Collateralized indebtedness settled				$ (617,151)		$ (143,102)
Derivative contracts settled				(37,838)
Derivatives contracts settled				(654,989)	$ (143,102)	(143,102)
Proceeds from new monetization contracts				662,724	$ 179,388	179,388
Net cash proceeds				$ 7,735		$ 36,286
Comcast
Derivative [Line Items]
Stock spit, conversion ratio	2
Cablevision Systems Corporation And Subsidiaries
Derivative [Line Items]
Number of shares (in shares) | shares			10,802,118				26,815,368
Collateralized indebtedness settled			$ (273,519)				$ (569,562)
Derivative contracts settled			(8,075)				(69,675)
Derivatives contracts settled			(281,594)				(639,237)	$ (342,105)
Proceeds from new monetization contracts			337,149				774,703	$ 416,621
Net cash proceeds			$ 55,555				$ 135,466